Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
3/31/2022	$ 1,279
3/31/2023	792
3/31/2024	494
3/31/2025	315
3/31/2026	136
Total minimum annual rental payments, under non-cancelable lease agreements	$ 3,016